Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net	$ (652,000)	$ (9,738,000)	$ 35,000
Change in fair value of financial instruments	58,311,000	17,983,000	9,637,000
Gain (loss) on extinguishment of debt	0	(37,216,000)	(9,240,000)
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
Debt	0	108,473,000
Redeemable Series X preferred stock	0	21,306,000	0	$ 0
Warrant liability	8,335,000	143,237,000
Additional paid-in capital	337,928,000	96,471,000
Adjustment to accumulated deficit	(222,815,000)	(186,174,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 143,855,000	49,918,000
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net		2,031,000	57,000
Change in fair value of financial instruments		60,085,000	93,861,000
Gain (loss) on extinguishment of debt		(40,792,000)	(1,774,000)
Loss before income tax		21,436,000	92,397,000
Debt		(137,716,000)
Redeemable Series X preferred stock		21,306,000
Warrant liability		143,237,000
Additional paid-in capital		(139,438,000)
Adjustment to accumulated deficit		111,578,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		(764,000)
Adjustments/ Reclassifications | IFRS Impact on Financial Instruments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance costs, net		(1,982,000)	0
Change in fair value of financial instruments		(60,085,000)	(93,861,000)
Gain (loss) on extinguishment of debt		40,792,000	1,774,000
Loss before income tax		(21,275,000)	$ (92,087,000)
Debt		(137,716,000)
Redeemable Series X preferred stock		21,306,000
Warrant liability		143,237,000
Additional paid-in capital		(139,980,000)
Adjustment to accumulated deficit		113,153,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		$ 0